FINANCIAL INSTRUMENTS (Schedule of Sensitivity Tests Relating to Changes in Market Factors) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Increase of 5% in exchange rate [Member]
Sensitivity test to changes in the NIS exchange rate:
Gain (loss) from change:	$ 133	$ 84
Decrease of 5% in exchange rate [Member]
Sensitivity test to changes in the NIS exchange rate:
Gain (loss) from change:	(133)	(84)
Increase of 5% in market price [Member]
Sensitivity test to changes in market price of listed Securities
Gain (loss) from change:	2,997	3,587
Decrease of 5% in market price [Member]
Sensitivity test to changes in market price of listed Securities
Gain (loss) from change:	$ (2,997)	$ (3,587)